Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Reconciliation of Consolidated Income and Other Comprehensive Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of income and other comprehensive income [Line items]
Credit loss expense on financial assets	$ (2,900,048)	$ (2,613,724)
Administrative expenses	(8,273,181)	(7,631,898)
Other
Interest income	74,733,441	55,826,695
Interest expense	(29,563,908)	(16,971,578)
Commissions income	14,474,765	14,987,879
Commissions expense	(930,045)	(1,113,684)
Net Income from measurement of financial instruments at fair value through profit or loss	1,261,206	944,908
Profit from sold assets at amortized cost	(6,129)	18,885
Difference in quoted prices of gold and foreign currency	(1,750,282)	2,252,700
Employee benefits	(12,476,567)	(12,536,276)
Other operating expense	(12,393,870)	(11,005,098)
Income from associates and joint arrangements	266,302	290,303
Income tax on continuing operations	(9,327,117)	(8,408,808)
Loss on net monetary position	(15,722,476)	(9,218,751)
Income / (loss)	(734,113)	6,019,606
Other comprehensive income / (loss)
Total Comprehensive (Loss) / Income for the fiscal year	(805,138)	5,938,646
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company	(772,243)	5,858,588
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest	$ (32,895)	80,058
Previous BCRA Standards [member]
Disclosure of reconciliation of income and other comprehensive income [Line items]
Financial income		36,500,040
Financial expense		(13,545,381)
Credit loss expense on financial assets		(1,595,201)
Service charge income		10,646,390
Service charge expense		(3,342,116)
Administrative expenses		(12,863,015)
Other
Non controlling interest		(84,775)
Other income		905,828
Other expense		(1,448,814)
Income tax on continuing operations		(5,784,184)
Income / (loss)		9,388,772
Other comprehensive income / (loss)
Total Comprehensive (Loss) / Income for the fiscal year		9,388,772
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company		9,388,772
Reclassifications [member]
Disclosure of reconciliation of income and other comprehensive income [Line items]
Financial income		(36,500,040)
Financial expense		13,545,381
Credit loss expense on financial assets		667
Service charge income		(10,646,390)
Service charge expense		3,342,116
Administrative expenses		8,168,255
Other
Non controlling interest		84,775
Other income		(905,828)
Other expense		1,448,814
Income tax on continuing operations		5,784,184
Interest income		34,627,876
Interest expense		(10,466,547)
Commissions income		9,205,776
Commissions expense		(682,673)
Net Income from measurement of financial instruments at fair value through profit or loss		701,508
Profit from sold assets at amortized cost		10,603
Difference in quoted prices of gold and foreign currency		1,380,309
Other operating income		1,706,872
Employee benefits		(7,581,127)
Depreciation and amortization of fixed assets		(540,838)
Other operating expense		(6,989,981)
Income from associates and joint arrangements		177,988
Income tax on continuing operations		(5,786,925)
Income / (loss)		84,775
Other comprehensive income / (loss)
Total Comprehensive (Loss) / Income for the fiscal year		84,775
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest		84,775
Adjustments [member]
Other
Interest income		(33,158)
Interest expense		20,019
Commissions income		(19,556)
Net Income from measurement of financial instruments at fair value through profit or loss		(109,077)
Other operating income		(99,864)
Employee benefits		(114,042)
Depreciation and amortization of fixed assets		(45,407)
Other operating expense		205,754
Income from associates and joint arrangements		18,633
Income tax on continuing operations		854,964
Income / (loss)		678,266
Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year		137,148
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI		1,279
Total Comprehensive (Loss) / Income for the fiscal year		816,693
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company		815,435
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest		1,258
Not Restated balance [member]
Disclosure of reconciliation of income and other comprehensive income [Line items]
Credit loss expense on financial assets		(1,594,534)
Administrative expenses		(4,694,760)
Other
Interest income		34,594,718
Interest expense		(10,446,528)
Commissions income		9,186,220
Commissions expense		(682,673)
Net Income from measurement of financial instruments at fair value through profit or loss		592,431
Profit from sold assets at amortized cost		10,603
Difference in quoted prices of gold and foreign currency		1,380,309
Other operating income		1,607,008
Employee benefits		(7,695,169)
Depreciation and amortization of fixed assets		(586,245)
Other operating expense		(6,784,227)
Income from associates and joint arrangements		196,621
Income tax on continuing operations		(4,931,961)
Income / (loss)		10,151,813
Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year		137,148
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI		1,279
Total Comprehensive (Loss) / Income for the fiscal year		10,290,240
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company		10,204,207
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest		86,033
Inflation adjustments [member]
Disclosure of reconciliation of income and other comprehensive income [Line items]
Credit loss expense on financial assets		(1,019,190)
Administrative expenses		(2,937,138)
Other
Interest income		21,231,977
Interest expense		(6,525,050)
Commissions income		5,801,659
Commissions expense		(431,011)
Net Income from measurement of financial instruments at fair value through profit or loss		352,477
Profit from sold assets at amortized cost		8,282
Difference in quoted prices of gold and foreign currency		872,391
Other operating income		998,376
Employee benefits		(4,841,107)
Depreciation and amortization of fixed assets		(821,086)
Other operating expense		(4,220,871)
Income from associates and joint arrangements		93,682
Income tax on continuing operations		(3,476,847)
Loss on net monetary position		(9,218,751)
Income / (loss)		(4,132,207)
Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year		(200,299)
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI		(19,088)
Total Comprehensive (Loss) / Income for the fiscal year		(4,351,594)
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company		(4,345,619)
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest		(5,975)
IFRS [member]
Disclosure of reconciliation of income and other comprehensive income [Line items]
Credit loss expense on financial assets		(2,613,724)
Administrative expenses		(7,631,898)
Other
Interest income		55,826,695
Interest expense		(16,971,578)
Commissions income		14,987,879
Commissions expense		(1,113,684)
Net Income from measurement of financial instruments at fair value through profit or loss		944,908
Profit from sold assets at amortized cost		18,885
Difference in quoted prices of gold and foreign currency		2,252,700
Other operating income		2,605,384
Employee benefits		(12,536,276)
Depreciation and amortization of fixed assets		(1,407,331)
Other operating expense		(11,005,098)
Income from associates and joint arrangements		290,303
Income tax on continuing operations		(8,408,808)
Loss on net monetary position		(9,218,751)
Income / (loss)		6,019,606
Other comprehensive income / (loss)
Foreign currency translation differences for the fiscal year		(63,151)
Profit / (loss) for the fiscal year from financial instruments at fair value through OCI		(17,809)
Total Comprehensive (Loss) / Income for the fiscal year		5,938,646
Comprehensive income /(loss) for the fiscal year attributable to owners of the Parent company		5,858,588
Comprehensive income /(loss) for the fiscal year attributable to non-controllinginterest		$ 80,058